Derivatives - Summary of Periods when Hedged Cash Flows in Designated Cash Flow Hedge Accounting Relationships (Detail) - Cash flow hedges [member] $ in Millions	12 Months Ended
Oct. 31, 2018 CAD ($)
Disclosure of detailed information about hedges [line items]
Cash inflows	$ 47,038
Cash outflows	(59,926)
Net cash flows	(12,888)
Within 1 year [member]
Disclosure of detailed information about hedges [line items]
Cash inflows	15,674
Cash outflows	(18,249)
Net cash flows	(2,575)
Over 1 year to 3 years [member]
Disclosure of detailed information about hedges [line items]
Cash inflows	18,375
Cash outflows	(20,458)
Net cash flows	(2,083)
Over 3 years to 5 years [member]
Disclosure of detailed information about hedges [line items]
Cash inflows	9,856
Cash outflows	(14,388)
Net cash flows	(4,532)
Later Than Five Year And Not Later Than Ten Years [Member]
Disclosure of detailed information about hedges [line items]
Cash inflows	3,048
Cash outflows	(6,831)
Net cash flows	(3,783)
Over 10 years [member]
Disclosure of detailed information about hedges [line items]
Cash inflows	85
Net cash flows	$ 85